Average Annual Total Returns (Vanguard Global ex-U.S. Real Estate Index Fund)	18 Months Ended
Apr. 30, 2013
Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	40.81%
Since Inception	8.39%
Inception Date	Nov. 01, 2010
Vanguard Global ex-U.S. Real Estate Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	40.98%
Since Inception	10.10%
Inception Date	Feb. 10, 2011
Vanguard Global ex-U.S. Real Estate Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	41.04%
Since Inception	9.75%
Inception Date	Apr. 19, 2011
Vanguard Global ex-U.S. Real Estate Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	41.59%
Since Inception	8.76%
Inception Date	Nov. 01, 2010
Return After Taxes on Distributions | Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	38.37%
Since Inception	6.96%
Return After Taxes on Distributions | Vanguard Global ex-U.S. Real Estate Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	38.56%
Since Inception	8.03%
Return After Taxes on Distributions | Vanguard Global ex-U.S. Real Estate Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	39.14%
Since Inception	7.29%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	26.75%
Since Inception	6.37%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Global ex-U.S. Real Estate Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	26.90%
Since Inception	7.37%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Global ex-U.S. Real Estate Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	27.28%
Since Inception	6.67%
Based on Market Value | Vanguard Global ex-U.S. Real Estate Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	42.54%
Since Inception	9.09%
S&P Global ex-U.S. Property Index | Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	40.02%
Since Inception	8.16%
S&P Global ex-U.S. Property Index | Vanguard Global ex-U.S. Real Estate Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	40.02%
Since Inception	9.80%
S&P Global ex-U.S. Property Index | Vanguard Global ex-U.S. Real Estate Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	40.02%
Since Inception	9.59%
S&P Global ex-U.S. Property Index | Vanguard Global ex-U.S. Real Estate Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	40.02%
Since Inception	8.16%